Investments and Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Investments and Fair Value Measurements [Abstract]
Summary of assets and liabilities measured at fair value

	September 30, 2012
	(Unaudited)				December 31, 2011
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
ASSETS:
Cash equivalents:
U.S. government securities (1)	$500,071	$—	$—	$500,071	$—	$—	$—	$—
Certificates of deposit	500,000	—	—	500,000	—	—	—	—
Total cash equivalents	$1,000,071	$—	$—	$1,000,071	$—	$—	$—	$—
Short-term investments:
U.S. government securities (2)	$—	$—	$—	$—	$3,506,205	$—	$—	$3,506,205
Certificates of deposit	—	—	—	—	2,975,000	—	—	2,975,000
Total short-term investments	$—	$—	$—	$—	$6,481,205	$—	$—	$6,481,205
LIABILITIES:
Common Stock Warrants:
Common stock warrants	$—	$—	$1,546,050	$1,546,050	$—	$—	$937,000	$937,000
Total common stock warrants	$—	$—	$1,546,050	$1,546,050	$—	$—	$937,000	$937,000

(1) Includes amortization premium paid of $1,099 as of September 30, 2012.
(2) Includes amortization premium paid of $8,733 as of December 31, 2011.

	Level 1: Quoted Prices in Active Markets for Identical Assets	Level 2: Quoted Prices in Inactive Markets for Identical Assets	Level 3: Significant Unobservable Inputs	Total at December 31, 2011

Government securities	$3,514,938	$-	$-	$3,514,938
Less: amortization premium paid	(8,733)			(8,733)
Total government securities	$3,506,205	$-	$-	$3,506,205

Certificates of deposit	$2,975,000	$-	$-	$2,975,000

Warrant liability	$-	$-	$937,000	$937,000

Summary of amortized cost, fair value, and weighted average yield of marketable securities and certificates of deposit

Security Type	Remaining Maturity	Consolidated Balance Sheet Classification	Amortized Cost	Fair Value	Yield
Government securities	31 Days	Cash and cash equivalents	$500,071	$500,095	0.37%
Certificates of deposit	89 Days	Cash and cash equivalents	500,000	500,088	0.52%
		Total	$1,000,071	$1,000,183

	As of December 31, 2011
	Cost	Fair Value	Yield
U.S. Government Securities
Due within one year	$3,506,205	$3,507,640	0.60%
	-	-	-
	$3,506,205	$3,507,640

	As of December 31, 2011
	Cost	Fair Value	Yield
Certificates of Deposit
Due within one year	$2,975,000	$2,972,569	0.33%
	-	-	-
	$2,975,000	$2,972,569

Summary of estimated fair value of the warrant liability

	September 30,	December 31,
	2012	2011
	(Unaudited)
Stock price	$1.11	$0.65
Strike price	$2.50	$2.50
Remaining contractual term (years)	3.3	4.1
Volatility	192.2%	215.5%
Adjusted volatility	125.8%	125.5%
Risk-free rate	0.4%	0.6%
Dividend yield	0.0%	0.0%

December 31,
2011

Stock price	$0.65
Strike price	$2.50
Remaining contractual term (years)	4.1
Volatility	215.5%
Adjusted volatility	125.5%
Risk-free rate	0.6%
Dividend yield	0.0%